Derivative Financial Instruments and Risk Management Policies - Country Risk (Details) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of financial liabilities [line items]
Borrowings	€ 26,032
Proportion of net financial debt held (as a percent)	4.90%
Net repatriation of funds from dividends received	€ 712
Telefonica Hispanoamerica
Disclosure of financial liabilities [line items]
Borrowings	1,265
Net repatriation of funds to Spain	€ 1,087